BRETT D. WHITE (650) 843-5191 WHITEBD@COOLEY.COM	VIA EDGAR

April 28, 2008

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Rackable Systems, Inc.
SEC File No. 000-51333

Ladies and Gentlemen:

Transmitted for filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), are the Notice of Annual Meeting, Proxy Statement and form of Proxy relating to the 2008 Annual Meeting of Stockholders of Rackable Systems, Inc. (the “Company”). The filing indicates changes made from the preliminary filing of such materials with the Commission on April 25, 2008.

The proxy materials and the Company’s Annual Report to Stockholders will be mailed on or about April 30, 2008 to stockholders of record of the Company as of April 14, 2008.

Sincerely,

/s/ Brett White

Brett D. White